Fair Value (Tables)	9 Months Ended
Sep. 30, 2016
Fair Value Disclosures [Abstract]
Carrying value and fair value of variable rate long-term debt
The following table reflects the carrying value and fair value of our variable-rate long-term debt (in thousands):

	As of September 30,		As of December 31,
	2016		2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
Variable-rate long-term debt	$1,214,500	$1,214,500	$817,000	$817,000